Note 5 - Balance Sheet Components - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid clinical development expenses	$ 1,091	$ 1,128	$ 776
Prepaid insurance expenses	606	970	56
Deferred financing costs		261	467
Other prepaid expenses and current assets		259	382
Total prepaid expenses and other current assets	$ 2,123	$ 2,618	$ 1,681